ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of information about accrued liabilities and other payables

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Deposits received from distributors	16,200	16,200
Accrued salary	1,208	2,331
Accrued rent, electricity and water	1,563	2,500
Accrued other taxes	1,027	1,541
Others	3,344	3,322
	23,342	25,894

Schedule of information about accrued liabilities and other payables denominated in various currencies	Accrued liabilities and other payables are denominated in the following currencies:

	As of December 31,
	2019	2018
	’000	’000
In Renminbi	23,342	25,894
In US dollars	35	35